Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2024
Contract with Customer, Liability [Abstract]
Schedule of deferred revenue and customer advances

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Deferred revenue	35,350	37,142
Customer advances	39,505	39,745
	74,855	76,887
Less: current portion	(71,295)	(72,818)
Non-current portion	3,560	4,069